Supplementary Financial Information (Summarized Financial Information for Consolidated VIE) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 198	$ 36	$ 19
Unamortized AR Facility costs	(184)	(159)	(151)
Total assets	45,348	40,451	36,194
REP Accounts receivable – net	1,166	970	944
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	8	5
Advances to Affiliate	4	4
Income tax receivable	7	5	4
Unamortized AR Facility costs		1	2
Total assets	845	637	644
REP Accounts receivable – net	$ 826	$ 622	$ 638